CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues
Hosting and related services	¥ 7,065,232	$ 1,024,362	¥ 6,189,801	¥ 4,829,019
Hosting and related services	(5,706,976)	(827,434)	(4,751,771)	(3,753,008)
Gross profit	1,358,256	196,928	1,438,030	1,076,011
Operating income (expenses)
Operating income	60,013	8,701		7,619
Sales and marketing expenses	(311,917)	(45,224)	(255,400)	(235,012)
Research and development expenses	(306,842)	(44,488)	(188,489)	(112,891)
General and administrative expenses	(642,945)	(93,218)	(842,354)	(535,111)
Allowance for doubtful debt	(35,409)	(5,134)	(18,399)	(2,393)
Impairment of loan receivable to potential investee			(2,807)
Impairment of long-lived assets			(109,267)	(81,619)
Total operating expenses	(1,237,100)	(179,363)	(1,416,716)	(959,407)
Operating profit	121,156	17,565	21,314	116,604
Interest income	31,574	4,578	31,897	31,711
Interest expense	(273,305)	(39,626)	(334,950)	(380,609)
Other income	17,328	2,512	33,923	16,539
Other expenses	(26,599)	(3,856)	(22,700)	(36,912)
Changes in the fair value of convertible promissory notes	22,626	3,280	829,149	(2,544,220)
Impairment of long-term investment			(3,495)	(13,030)
Foreign exchange gain (loss), net	(523,235)	(75,862)	110,036	228,125
(Loss) income before income taxes and gain (loss) from equity method investments	(630,455)	(91,409)	665,174	(2,581,792)
Income tax expenses	(133,464)	(19,350)	(111,407)	(109,336)
Gain (loss) from equity method investments	1,925	279	(38,666)	10,869
Net (loss) income	(761,994)	(110,480)	515,101	(2,680,259)
Net profit attributable to noncontrolling interest	(13,958)	(2,024)	(15,003)	(29,088)
Net (loss) income attributable to the VNET Group, Inc.	¥ (775,952)	$ (112,504)	¥ 500,098	¥ (2,709,347)
(Loss) earning per share:
Basic (in per share) | (per share)	¥ (0.87)	$ (0.13)	¥ 0.57	¥ (4.47)
Diluted (in per share) | (per share)	¥ (0.87)	$ (0.13)	¥ (0.36)	¥ (4.47)
Shares used in (loss) earning per share computation:
Weighted average number of shares outstanding - basic (in shares) | shares	886,817,620	886,817,620	865,352,554	716,888,919
Weighted-average number of shares outstanding - diluted (in shares) | shares	886,817,620	886,817,620	911,591,433	716,888,919